Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions	Related-Party and Party-in-Interest Transactions
Centennial Bank’s Trust Department, the trustee of the Plan, is an affiliate of the Plan Sponsor. All transactions in Home BancShares, Inc. common stock qualify as party-in-interest transactions because the Company is the plan sponsor. Notes receivable from participants are also defined by ERISA as party-in-interest transactions. For the years ended December 31, 2025 and 2024, dividends of $882,454 and $890,922, respectively, were received by the Plan from the Company. For the year ended December 31, 2025, the Plan purchased 117,635.20 shares and sold 144,738.14 shares. The Plan held 1,093,188 and 1,120,278 shares valued at $30,368,752 and $31,704,224 December 31, 2025 and 2024, respectively.